Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information

Quarterly Financial Information (Unaudited)

	(dollars in millions, except per share amounts)

			Net Income (Loss) attributable to Verizon(1)
Quarter Ended	Operating Revenues	Operating Income (Loss)	Amount	Per Share- Basic	Per Share- Diluted	Net Income (Loss)
2013
March 31	$29,420	$6,222	$1,952	$.68	$.68	$4,855
June 30	29,786	6,555	2,246	.78	.78	5,198
September 30	30,279	7,128	2,232	.78	.78	5,578
December 31	31,065	12,063	5,067	1.77	1.76	7,916

2012
March 31	$28,242	$5,195	$1,686	$.59	$.59	$3,906
June 30	28,552	5,651	1,825	.64	.64	4,285
September 30	29,007	5,483	1,593	.56	.56	4,292
December 31	30,045	(3,169)	(4,229)	(1.48)	(1.48)	(1,926)

•	Results of operations for the second quarter of 2013 include after-tax credits attributable to Verizon of $0.1 billion related to a pension remeasurement.

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Results of operations for the third quarter of 2013 include immaterial after-tax credits attributable to Verizon related to a gain on a spectrum license transaction, as well as immaterial after-tax costs attributable to Verizon related to the Wireless Transaction.

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Results of operations for the fourth quarter of 2013 include after-tax credits attributable to Verizon of $3.7 billion related to severance, pension and benefit credits, as well as after-tax costs attributable to Verizon of $0.5 billion related to the Wireless Transaction.

•	Results of operations for the third quarter of 2012 include after-tax charges attributable to Verizon of $0.2 billion related to legal settlements.

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Results of operations for the fourth quarter of 2012 include after-tax charges attributable to Verizon of $5.3 billion related to severance, pension and benefit charges and early debt redemption and other costs.

(1)	Net income (loss) attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.